Basis Of Preparation Of The Consolidated Financial Statements - Summary of Financial Information on Ferrosur Roca S A (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 11,352,867,000	$ 14,041,167,000
Non-current assets	47,724,892,000	36,517,143,000
Current liabilities	16,481,169,000	15,123,958,000
Non-current liabilities	13,269,018,000	9,970,119,000
Equity attributable to owners of the company	27,096,835,000	23,349,684,000
Non-controlling interests	2,230,737,000	2,114,549,000
Net revenues	38,952,001,000	41,237,747,000	$ 38,209,835,000
Finance costs, net	(1,808,542,000)	(2,557,584,000)	(417,495,000)
Income tax	(1,686,453,000)	(1,741,314,000)	(341,425,000)
Loss for the year	4,043,800,000	3,000,628,000	5,657,642,000
Net cash generated by / (used in) operating activities	8,542,273,000	6,428,303,000	7,810,025,000
Net cash generated by / (used in) investing activities	(11,834,877,000)	(6,497,739,000)	(3,428,638,000)
Net cash (used in) / generated by financing activities	1,414,603,000	(3,677,145,000)	480,204,000
Ferrosur Roca S.A. [member]
Disclosure of subsidiaries [line items]
Current assets	871,776,000	1,089,003,000
Non-current assets	2,221,041,000	2,781,400,000
Current liabilities	2,456,055,000	2,483,874,000
Non-current liabilities	312,678,000	241,231,000
Equity attributable to owners of the company	259,268,000	916,238,000
Non-controlling interests	64,817,000	229,059,000
Net revenues	3,646,421,000	3,980,359,000	4,030,339,000
Finance costs, net	(629,549)	(139,298,000)	(35,514,000)
Depreciations	(617,810,000)	(580,899,000)	(428,492,000)
Income tax	59,122,000	220,830,000	(81,850,000)
Loss for the year	(812,933,000)	(170,838,000)	(86,101,000)
Net cash generated by / (used in) operating activities	295,950,000	(266,488,000)	384,436,000
Net cash generated by / (used in) investing activities	54,605,000	(416,651,000)	(646,724,000)
Net cash (used in) / generated by financing activities	$ (316,514,000)	$ 674,960,000	$ 256,693,000